Goodwill and Other Intangible Assets, Net - Changes in goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance	$ 1,358,000,000	$ 1,028,000,000	$ 1,023,000,000
Egencia acquisition adjustments	2,000,000
Currency translation adjustments	(14,000,000)	(13,000,000)	5,000,000
Ending balance	1,346,000,000	1,358,000,000	1,028,000,000	$ 1,023,000,000
Goodwill impairment loss	0	0	$ 0	$ 0
Accumulated goodwill impairment loss	$ 0	$ 0